Employee Benefit Plans - Summary of Weighted-Average Actuarial Assumptions (Detail)	Dec. 31, 2025	Dec. 31, 2024
Funded Plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.32%	5.47%
Inflation assumption	2.72%	3.06%
Rate of increase in pension payments	2.55%	2.96%
Unfunded Plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.40%	5.57%
Inflation assumption	2.70%	2.70%
Rate of increase in pension payments	2.75%	2.76%
Other Post Employment Benefits [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.75%	5.30%
Inflation assumption	0.00%	0.00%
Rate of increase in pension payments	0.00%	0.00%